John Hancock
Preservation Blend Portfolios
(formerly Multi-Index Preservation Portfolios)
Quarterly portfolio holdings 5/31/2023

Portfolios’ investments
2065 PRESERVATION BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.8%
Equity - 61.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,192,633	$10,721,775
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,836,510	16,271,481

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $27,505,245)		$26,993,256
UNAFFILIATED INVESTMENT COMPANIES - 30.7%
Equity - 22.8%
Fidelity Mid Cap Index Fund	201,948	5,266,814
Fidelity Small Cap Index Fund	76,705	1,666,032
Financial Select Sector SPDR Fund	13,411	425,933
Vanguard FTSE Emerging Markets ETF	46,154	1,802,314
Vanguard Health Care ETF	2,457	579,508
Vanguard Information Technology ETF	558	232,619
Fixed income - 7.9%
Vanguard Intermediate-Term Corporate Bond ETF	12,304	975,338
Vanguard Total Bond Market ETF	30,422	2,222,023
Xtrackers USD High Yield Corporate Bond ETF	7,121	242,185

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $13,927,759)		$13,412,766
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	511	0
Health care - 0.0%
NMC Health PLC (D)	16	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	68	206
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,070	57

TOTAL COMMON STOCKS (Cost $516)		$263
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.4%
U.S. Government - 7.4%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$1,242,500	419,158
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	2,834,700	972,890
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	2,915,700	1,035,915
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	2,182,900	808,338

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,746,491)		$3,236,301
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.5317% (F)(G)	9,797	97,925
2065 PRESERVATION BLEND PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $97,879)	$97,925
Total investments (Cost $45,277,890) - 100.1%	$43,740,511
Other assets and liabilities, net - (0.1%)	(33,479)
TOTAL NET ASSETS - 100.0%	$43,707,032
2060 PRESERVATION BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.8%
Equity - 61.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,420,856	$48,733,497
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,543,045	75,691,378

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $133,269,330)		$124,424,875
UNAFFILIATED INVESTMENT COMPANIES - 30.5%
Equity - 22.8%
Fidelity Mid Cap Index Fund	928,660	24,219,442
Fidelity Small Cap Index Fund	355,266	7,716,388
Financial Select Sector SPDR Fund	61,896	1,965,817
Vanguard FTSE Emerging Markets ETF (H)	214,471	8,375,093
Vanguard Health Care ETF	11,213	2,644,698
Vanguard Information Technology ETF	2,577	1,074,300
Fixed income - 7.7%
Vanguard Intermediate-Term Corporate Bond ETF	55,468	4,396,948
Vanguard Total Bond Market ETF	137,300	10,028,392
Xtrackers USD High Yield Corporate Bond ETF	31,875	1,084,069

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $64,422,357)		$61,505,147
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	4,732	0
Health care - 0.0%
NMC Health PLC (D)	148	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	631	1,904
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	19,165	526

TOTAL COMMON STOCKS (Cost $4,779)		$2,430
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government - 7.5%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$5,809,300	1,959,769
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	13,267,500	4,553,506
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	13,658,300	4,852,638
2	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2060 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	10,230,100	$3,788,252

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,399,217)		$15,154,165
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.5317% (F)(G)	40,710	406,914

TOTAL SHORT-TERM INVESTMENTS (Cost $406,200)		$406,914
Total investments (Cost $217,501,883) - 100.0%		$201,493,531
Other assets and liabilities, net - 0.0%		37,042
TOTAL NET ASSETS - 100.0%		$201,530,573
2055 PRESERVATION BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.8%
Equity - 61.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,946,653	$80,430,415
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,157,080	125,431,727

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $221,815,431)		$205,862,142
UNAFFILIATED INVESTMENT COMPANIES - 30.4%
Equity - 22.8%
Fidelity Mid Cap Index Fund	1,538,090	40,113,392
Fidelity Small Cap Index Fund	586,300	12,734,438
Financial Select Sector SPDR Fund	102,123	3,243,426
Vanguard FTSE Emerging Markets ETF (H)	354,973	13,861,696
Vanguard Health Care ETF	18,514	4,366,712
Vanguard Information Technology ETF	4,253	1,772,991
Fixed income - 7.6%
Vanguard Intermediate-Term Corporate Bond ETF	90,808	7,198,350
Vanguard Total Bond Market ETF	224,777	16,417,712
Xtrackers USD High Yield Corporate Bond ETF	52,186	1,774,846

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $105,475,280)		$101,483,563
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,591	0
Health care - 0.0%
NMC Health PLC (D)	270	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,146	3,456
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	34,794	955
2055 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $8,674)		$4,412
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.6%
U.S. Government - 7.6%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$9,717,200	$3,278,101
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	22,192,700	7,616,702
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	22,846,000	8,116,923
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	17,111,900	6,336,613

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $32,813,153)		$25,348,339
SHORT-TERM INVESTMENTS - 3.1%
Short-term funds - 3.1%
John Hancock Collateral Trust, 4.5317% (F)(I)	1,040,891	10,404,123

TOTAL SHORT-TERM INVESTMENTS (Cost $10,405,354)		$10,404,123
Total investments (Cost $370,517,892) - 102.9%		$343,102,579
Other assets and liabilities, net - (2.9%)		(9,811,343)
TOTAL NET ASSETS - 100.0%		$333,291,236
2050 PRESERVATION BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.3%
Equity - 61.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,847,398	$133,478,105
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	23,402,632	207,347,315

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $369,490,054)		$340,825,420
UNAFFILIATED INVESTMENT COMPANIES - 30.6%
Equity - 23.2%
Fidelity Mid Cap Index Fund	2,542,788	66,315,897
Fidelity Small Cap Index Fund	981,963	21,328,226
Financial Select Sector SPDR Fund	172,068	5,464,880
iShares Global Infrastructure ETF	5,893	272,846
Vanguard Energy ETF	7,575	801,965
Vanguard FTSE Emerging Markets ETF	594,477	23,214,327
Vanguard Global ex-U.S. Real Estate ETF	6,897	271,259
Vanguard Health Care ETF (H)	30,715	7,244,440
Vanguard Information Technology ETF	6,887	2,871,053
Vanguard Materials ETF	3,269	538,535
Vanguard Real Estate ETF	10,265	821,200
Fixed income - 7.4%
Vanguard Emerging Markets Government Bond ETF	79,898	4,883,366
Vanguard Intermediate-Term Corporate Bond ETF	127,651	10,118,895
Vanguard Total Bond Market ETF	314,907	23,000,807
Xtrackers USD High Yield Corporate Bond ETF	84,198	2,863,574
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	3

2050 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $176,408,848)		$170,011,270
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	15,091	$0
Health care - 0.0%
NMC Health PLC (D)	473	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,012	6,071
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	61,119	1,678

TOTAL COMMON STOCKS (Cost $15,237)		$7,750
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.6%
U.S. Government - 7.6%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$16,236,800	5,477,490
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	37,083,100	12,727,199
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	38,173,900	13,562,751
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	28,592,700	10,588,005

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $55,165,084)		$42,355,445
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 4.5317% (F)(I)	273,762	2,736,358

TOTAL SHORT-TERM INVESTMENTS (Cost $2,736,574)		$2,736,358
Total investments (Cost $603,815,797) - 100.0%		$555,936,243
Other assets and liabilities, net - (0.0%)		(260,401)
TOTAL NET ASSETS - 100.0%		$555,675,842
2045 PRESERVATION BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.9%
Equity - 58.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,891,866	$160,847,871
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	27,075,264	239,886,843

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $435,080,439)		$400,734,714
UNAFFILIATED INVESTMENT COMPANIES - 32.9%
Equity - 23.1%
Fidelity Mid Cap Index Fund	2,935,980	76,570,347
Fidelity Small Cap Index Fund	1,129,570	24,534,270
Financial Select Sector SPDR Fund	205,747	6,534,525
iShares Global Infrastructure ETF	13,673	633,060
iShares MSCI Global Min Vol Factor ETF	34,358	3,310,737
2045 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Dividend Appreciation ETF	22,057	$3,380,235
Vanguard Energy ETF	17,709	1,874,852
Vanguard FTSE Emerging Markets ETF	635,754	24,826,194
Vanguard Global ex-U.S. Real Estate ETF	16,003	629,398
Vanguard Health Care ETF	36,338	8,570,681
Vanguard Information Technology ETF	8,533	3,557,237
Vanguard Materials ETF	7,585	1,249,553
Vanguard Real Estate ETF	23,818	1,905,440
Fixed income - 9.8%
Vanguard Emerging Markets Government Bond ETF	137,375	8,396,360
Vanguard Intermediate-Term Corporate Bond ETF	201,454	15,969,259
Vanguard Total Bond Market ETF	499,925	36,514,522
Xtrackers USD High Yield Corporate Bond ETF	175,499	5,968,721

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $225,765,090)		$224,425,391
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	17,949	0
Health care - 0.0%
NMC Health PLC (D)	563	2
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,393	7,221
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	72,693	1,996

TOTAL COMMON STOCKS (Cost $18,123)		$9,219
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
U.S. Government - 7.7%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$20,045,600	6,762,390
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	45,777,700	15,711,251
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	47,122,400	16,742,051
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	35,296,700	13,070,526

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $67,874,573)		$52,286,218
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 4.5317% (F)(G)	338,687	3,385,315

TOTAL SHORT-TERM INVESTMENTS (Cost $3,385,679)		$3,385,315
Total investments (Cost $732,123,904) - 100.0%		$680,840,857
Other assets and liabilities, net - (0.0%)		(257,824)
TOTAL NET ASSETS - 100.0%		$680,583,033
4	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2040 PRESERVATION BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.7%
Equity - 51.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,023,410	$162,030,457
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	26,038,526	230,701,338

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $428,355,532)		$392,731,795
UNAFFILIATED INVESTMENT COMPANIES - 39.8%
Equity - 20.6%
Fidelity Mid Cap Index Fund	2,689,578	70,144,194
Fidelity Small Cap Index Fund	1,026,655	22,298,953
Financial Select Sector SPDR Fund	207,710	6,596,870
iShares Global Infrastructure ETF	30,478	1,411,131
iShares MSCI Global Min Vol Factor ETF	67,370	6,491,773
Vanguard Dividend Appreciation ETF	43,180	6,617,335
Vanguard Energy ETF (H)	39,529	4,184,935
Vanguard FTSE Emerging Markets ETF	455,281	17,778,723
Vanguard Global ex-U.S. Real Estate ETF	35,694	1,403,845
Vanguard Health Care ETF (H)	36,201	8,538,368
Vanguard Information Technology ETF	9,260	3,860,309
Vanguard Materials ETF	16,917	2,786,907
Vanguard Real Estate ETF	53,660	4,292,800
Fixed income - 19.2%
Vanguard Emerging Markets Government Bond ETF	267,210	16,331,875
Vanguard Intermediate-Term Corporate Bond ETF	444,538	35,238,527
Vanguard Total Bond Market ETF	1,109,453	81,034,449
Xtrackers USD High Yield Corporate Bond ETF (H)	400,541	13,622,399

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $312,094,204)		$302,633,393
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	19,625	0
Health care - 0.0%
NMC Health PLC (D)	616	2
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,617	7,894
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	79,478	2,182

TOTAL COMMON STOCKS (Cost $19,814)		$10,078
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.9%
U.S. Government - 7.9%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$23,130,600	7,803,115
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	52,821,700	18,128,805
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	54,374,500	19,318,639
2040 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	40,728,600	$15,081,983

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $79,981,202)		$60,332,542
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
John Hancock Collateral Trust, 4.5317% (F)(I)	964,002	9,635,584

TOTAL SHORT-TERM INVESTMENTS (Cost $9,636,642)		$9,635,584
Total investments (Cost $830,087,394) - 100.7%		$765,343,392
Other assets and liabilities, net - (0.7%)		(5,310,507)
TOTAL NET ASSETS - 100.0%		$760,032,885
2035 PRESERVATION BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 41.8%
Equity - 41.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,830,803	$169,288,920
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	24,970,294	221,236,809

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $425,978,486)		$390,525,729
UNAFFILIATED INVESTMENT COMPANIES - 49.6%
Equity - 17.6%
Fidelity Mid Cap Index Fund	2,384,446	62,186,349
Fidelity Small Cap Index Fund	917,578	19,929,786
Financial Select Sector SPDR Fund	233,051	7,401,700
iShares Global Infrastructure ETF (H)	57,552	2,664,658
iShares MSCI Global Min Vol Factor ETF	132,842	12,800,655
Vanguard Dividend Appreciation ETF	84,752	12,988,244
Vanguard Energy ETF	74,030	7,837,556
Vanguard FTSE Emerging Markets ETF	206,845	8,077,297
Vanguard Global ex-U.S. Real Estate ETF	67,361	2,649,308
Vanguard Health Care ETF	41,215	9,720,970
Vanguard Information Technology ETF	12,118	5,051,752
Vanguard Materials ETF	31,930	5,260,148
Vanguard Real Estate ETF	100,280	8,022,400
Fixed income - 32.0%
Vanguard Emerging Markets Government Bond ETF	468,987	28,664,485
Vanguard Intermediate-Term Corporate Bond ETF	929,609	73,690,105
Vanguard Total Bond Market ETF	2,333,375	170,429,710
Xtrackers USD High Yield Corporate Bond ETF	747,549	25,424,141

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $485,014,136)		$462,799,264
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	5

2035 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	20,564	$0
Health care - 0.0%
NMC Health PLC (D)	645	2
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,742	8,273
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	83,284	2,287

TOTAL COMMON STOCKS (Cost $20,763)		$10,562
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%
U.S. Government - 8.1%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$28,959,800	9,769,598
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	66,138,300	22,699,162
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	68,083,200	24,189,183
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	50,996,500	18,884,232

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $100,764,099)		$75,542,175
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 4.5317% (F)(I)	684,527	6,842,120

TOTAL SHORT-TERM INVESTMENTS (Cost $6,842,602)		$6,842,120
Total investments (Cost $1,018,620,086) - 100.2%		$935,719,850
Other assets and liabilities, net - (0.2%)		(2,033,709)
TOTAL NET ASSETS - 100.0%		$933,686,141
2030 PRESERVATION BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 27.8%
Equity - 27.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,854,723	$133,543,964
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,411,935	136,549,740

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $293,484,263)		$270,093,704
UNAFFILIATED INVESTMENT COMPANIES - 61.4%
Equity - 15.9%
Fidelity Mid Cap Index Fund	1,441,527	37,595,028
Fidelity Small Cap Index Fund	549,531	11,935,812
Financial Select Sector SPDR Fund	217,534	6,908,880
iShares Global Infrastructure ETF	80,030	3,705,389
iShares MSCI Global Min Vol Factor ETF	217,173	20,926,790
Vanguard Dividend Appreciation ETF	138,628	21,244,741
Vanguard Energy ETF	103,768	10,985,918
2030 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Global ex-U.S. Real Estate ETF	93,670	$3,684,041
Vanguard Health Care ETF	38,633	9,111,979
Vanguard Information Technology ETF (H)	11,999	5,002,143
Vanguard Materials ETF	44,400	7,314,456
Vanguard Real Estate ETF	142,196	11,375,680
Vanguard S&P 500 ETF	12,854	4,934,522
Fixed income - 45.5%
Invesco Senior Loan ETF (H)	663,962	13,677,617
SPDR Portfolio Short Term Corporate Bond ETF (H)	982,255	28,996,168
Vanguard Emerging Markets Government Bond ETF	641,050	39,180,976
Vanguard Intermediate-Term Corporate Bond ETF	1,125,004	89,179,067
Vanguard Short-Term Corporate Bond ETF (H)	381,755	28,994,292
Vanguard Total Bond Market ETF	2,814,517	205,572,323
Xtrackers USD High Yield Corporate Bond ETF (H)	1,053,332	35,823,821

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $625,272,861)		$596,149,643
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	14,775	0
Health care - 0.0%
NMC Health PLC (D)	464	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,970	5,944
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	59,837	1,643

TOTAL COMMON STOCKS (Cost $14,917)		$7,588
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.3%
U.S. Government - 10.3%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$4,620,485	4,484,758
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	12,926,932	12,377,916
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	8,452,197	7,998,882
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	15,753,168	14,748,904
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,841,897	3,764,759
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	21,631,700	7,297,461
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	49,400,700	16,954,692
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	50,854,100	18,067,881
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	38,090,100	14,104,935

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $121,730,090)		$99,800,188
6	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2030 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 5.3%
Short-term funds - 5.3%
John Hancock Collateral Trust, 4.5317% (F)(I)	5,135,108	$51,327,455

TOTAL SHORT-TERM INVESTMENTS (Cost $51,325,457)		$51,327,455
Total investments (Cost $1,091,827,588) - 104.8%		$1,017,378,578
Other assets and liabilities, net - (4.8%)		(46,333,539)
TOTAL NET ASSETS - 100.0%		$971,045,039
2025 PRESERVATION BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 14.1%
Equity - 14.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,903,680	$53,074,086
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,294,990	46,913,611

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $107,580,944)		$99,987,697
UNAFFILIATED INVESTMENT COMPANIES - 71.4%
Equity - 12.4%
Fidelity Mid Cap Index Fund	258,057	6,730,118
Fidelity Small Cap Index Fund	97,713	2,122,326
iShares Global Infrastructure ETF (H)	72,132	3,339,712
iShares MSCI Global Min Vol Factor ETF	214,501	20,669,316
Vanguard Dividend Appreciation ETF	136,686	20,947,130
Vanguard Energy ETF	93,637	9,913,349
Vanguard Global ex-U.S. Real Estate ETF (H)	84,475	3,322,402
Vanguard Materials ETF	40,081	6,602,944
Vanguard Real Estate ETF (H)	127,675	10,214,000
Vanguard S&P 500 ETF	9,293	3,567,490
Fixed income - 59.0%
Invesco Senior Loan ETF (H)	1,227,517	25,286,850
SPDR Portfolio Short Term Corporate Bond ETF (H)	1,598,901	47,199,558
Vanguard Emerging Markets Government Bond ETF	575,110	35,150,723
Vanguard Intermediate-Term Corporate Bond ETF	883,494	70,034,569
Vanguard Short-Term Corporate Bond ETF	622,467	47,276,369
Vanguard Total Bond Market ETF	2,205,986	161,125,217
Xtrackers USD High Yield Corporate Bond ETF (H)	955,211	32,486,726

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $535,522,566)		$505,988,799
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,018	0
Health care - 0.0%
NMC Health PLC (D)	189	1
2025 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	802	$2,421
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	24,374	669

TOTAL COMMON STOCKS (Cost $6,076)		$3,091
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.8%
U.S. Government - 13.8%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$8,649,427	8,395,350
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	24,137,104	23,111,984
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	15,938,742	15,083,902
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	30,205,900	28,280,274
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	7,470,182	7,320,195
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	6,103,800	2,059,119
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	13,941,700	4,784,896
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	14,351,400	5,098,889
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	10,749,000	3,980,403

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $109,139,420)		$98,115,012
SHORT-TERM INVESTMENTS - 8.1%
Short-term funds - 8.1%
John Hancock Collateral Trust, 4.5317% (F)(I)	5,762,654	57,600,035

TOTAL SHORT-TERM INVESTMENTS (Cost $57,602,583)		$57,600,035
Total investments (Cost $809,851,589) - 107.4%		$761,694,634
Other assets and liabilities, net - (7.4%)		(52,462,249)
TOTAL NET ASSETS - 100.0%		$709,232,385
INCOME PRESERVATION BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 6.4%
Equity - 6.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,288,644	$20,574,913
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	897,685	7,953,490

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $29,692,311)		$28,528,403
UNAFFILIATED INVESTMENT COMPANIES - 78.8%
Equity - 13.2%
iShares Global Infrastructure ETF (H)	49,817	2,306,527
iShares MSCI Global Min Vol Factor ETF	154,057	14,844,933
Vanguard Dividend Appreciation ETF	97,695	14,971,759
Vanguard Energy ETF (H)	63,462	6,718,722
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	7

INCOME PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Global ex-U.S. Real Estate ETF	58,295	$2,292,742
Vanguard Materials ETF	27,693	4,562,145
Vanguard Real Estate ETF	88,019	7,041,520
Vanguard S&P 500 ETF	17,364	6,665,866
Fixed income - 65.6%
Invesco Senior Loan ETF (H)	902,201	18,585,341
SPDR Portfolio Short Term Corporate Bond ETF (H)	1,260,183	37,200,602
Vanguard Emerging Markets Government Bond ETF	390,521	23,868,644
Vanguard Intermediate-Term Corporate Bond ETF	592,194	46,943,218
Vanguard Short-Term Corporate Bond ETF	490,703	37,268,893
Vanguard Total Bond Market ETF	1,486,411	108,567,458
Xtrackers USD High Yield Corporate Bond ETF	653,273	22,217,815

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $372,041,646)		$354,056,185
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,230	0
Health care - 0.0%
NMC Health PLC (D)	39	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	164	495
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,982	137

TOTAL COMMON STOCKS (Cost $1,243)		$632
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.4%
U.S. Government - 14.4%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$6,711,600	6,514,446
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	18,669,132	17,876,241
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	12,591,007	11,915,715
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	24,141,332	22,602,322
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,966,849	5,847,046

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $68,951,361)		$64,755,770
SHORT-TERM INVESTMENTS - 6.0%
Short-term funds - 6.0%
John Hancock Collateral Trust, 4.5317% (F)(I)	2,710,913	27,096,663

TOTAL SHORT-TERM INVESTMENTS (Cost $27,092,759)		$27,096,663
Total investments (Cost $497,779,320) - 105.6%		$474,437,653
Other assets and liabilities, net - (5.6%)		(25,192,922)
TOTAL NET ASSETS - 100.0%		$449,244,731
INCOME PRESERVATION BLEND PORTFOLIO (continued)

Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 5-31-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	All or a portion of this security is on loan as of 5-31-23.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
8	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2065 Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$26,993,256	$26,993,256	—	—
Unaffiliated investment companies	13,412,766	13,412,766	—	—
Common stocks	263	—	—	$263
U.S. Government and Agency obligations	3,236,301	—	$3,236,301	—
Short-term investments	97,925	97,925	—	—
Total investments in securities	$43,740,511	$40,503,947	$3,236,301	$263

2060 Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$124,424,875	$124,424,875	—	—
Unaffiliated investment companies	61,505,147	61,505,147	—	—
Common stocks	2,430	—	—	$2,430
U.S. Government and Agency obligations	15,154,165	—	$15,154,165	—
Short-term investments	406,914	406,914	—	—
Total investments in securities	$201,493,531	$186,336,936	$15,154,165	$2,430

2055 Preservation Blend Portfolio
Investments in securities:
Assets
|	9

	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2055 Preservation Blend Portfolio (continued)
Affiliated investment companies	$205,862,142	$205,862,142	—	—
Unaffiliated investment companies	101,483,563	101,483,563	—	—
Common stocks	4,412	—	$1	$4,411
U.S. Government and Agency obligations	25,348,339	—	25,348,339	—
Short-term investments	10,404,123	10,404,123	—	—
Total investments in securities	$343,102,579	$317,749,828	$25,348,340	$4,411

2050 Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$340,825,420	$340,825,420	—	—
Unaffiliated investment companies	170,011,270	170,011,270	—	—
Common stocks	7,750	—	$1	$7,749
U.S. Government and Agency obligations	42,355,445	—	42,355,445	—
Short-term investments	2,736,358	2,736,358	—	—
Total investments in securities	$555,936,243	$513,573,048	$42,355,446	$7,749

2045 Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$400,734,714	$400,734,714	—	—
Unaffiliated investment companies	224,425,391	224,425,391	—	—
Common stocks	9,219	—	$2	$9,217
U.S. Government and Agency obligations	52,286,218	—	52,286,218	—
Short-term investments	3,385,315	3,385,315	—	—
Total investments in securities	$680,840,857	$628,545,420	$52,286,220	$9,217

2040 Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$392,731,795	$392,731,795	—	—
Unaffiliated investment companies	302,633,393	302,633,393	—	—
Common stocks	10,078	—	$2	$10,076
U.S. Government and Agency obligations	60,332,542	—	60,332,542	—
Short-term investments	9,635,584	9,635,584	—	—
Total investments in securities	$765,343,392	$705,000,772	$60,332,544	$10,076

2035 Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$390,525,729	$390,525,729	—	—
Unaffiliated investment companies	462,799,264	462,799,264	—	—
Common stocks	10,562	—	$2	$10,560
U.S. Government and Agency obligations	75,542,175	—	75,542,175	—
Short-term investments	6,842,120	6,842,120	—	—
Total investments in securities	$935,719,850	$860,167,113	$75,542,177	$10,560

2030 Preservation Blend Portfolio
Investments in securities:
Assets
10	|

	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2030 Preservation Blend Portfolio (continued)
Affiliated investment companies	$270,093,704	$270,093,704	—	—
Unaffiliated investment companies	596,149,643	596,149,643	—	—
Common stocks	7,588	—	$1	$7,587
U.S. Government and Agency obligations	99,800,188	—	99,800,188	—
Short-term investments	51,327,455	51,327,455	—	—
Total investments in securities	$1,017,378,578	$917,570,802	$99,800,189	$7,587

2025 Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$99,987,697	$99,987,697	—	—
Unaffiliated investment companies	505,988,799	505,988,799	—	—
Common stocks	3,091	—	$1	$3,090
U.S. Government and Agency obligations	98,115,012	—	98,115,012	—
Short-term investments	57,600,035	57,600,035	—	—
Total investments in securities	$761,694,634	$663,576,531	$98,115,013	$3,090

Income Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$28,528,403	$28,528,403	—	—
Unaffiliated investment companies	354,056,185	354,056,185	—	—
Common stocks	632	—	—	$632
U.S. Government and Agency obligations	64,755,770	—	$64,755,770	—
Short-term investments	27,096,663	27,096,663	—	—
Total investments in securities	$474,437,653	$409,681,251	$64,755,770	$632
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2065 Preservation Blend Portfolio
International Strategic Equity Allocation	1,192,633	$6,988,510	$4,223,145	$(978,724)	$(93,236)	$582,080	$199,797	—	$10,721,775
John Hancock Collateral Trust	9,797	27,204	4,472,775	(4,404,179)	2,097	28	3,139	—	97,925
U.S. Sector Rotation	1,836,510	9,233,917	6,766,115	(403,843)	(66,779)	742,071	111,161	$193,790	16,271,481
					$(157,918)	$1,324,179	$314,097	$193,790	$27,091,181
2060 Preservation Blend Portfolio
International Strategic Equity Allocation	5,420,856	$48,201,691	$5,462,220	$(7,671,889)	$(791,583)	$3,533,058	$1,173,897	—	$48,733,497
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	40,710	$338,301	$15,999,305	$(15,943,202)	$12,047	$463	$20,048	—	$406,914
U.S. Sector Rotation	8,543,045	63,187,432	11,365,542	(1,728,183)	(239,223)	3,105,810	631,492	$1,100,899	75,691,378
					$(1,018,759)	$6,639,331	$1,825,437	$1,100,899	$124,831,789
2055 Preservation Blend Portfolio
International Strategic Equity Allocation	8,946,653	$83,463,907	$6,751,376	$(14,539,986)	$(1,381,609)	$6,136,727	$2,008,261	—	$80,430,415
John Hancock Collateral Trust	1,040,891	799,568	58,372,402	(48,768,928)	2,288	(1,207)	38,969	—	10,404,123
U.S. Sector Rotation	14,157,080	110,983,884	16,307,613	(6,576,337)	(905,333)	5,621,900	1,058,275	$1,844,923	125,431,727
					$(2,284,654)	$11,757,420	$3,105,505	$1,844,923	$216,266,265
2050 Preservation Blend Portfolio
International Strategic Equity Allocation	14,847,398	$143,041,953	$6,034,587	$(23,520,632)	$(2,230,368)	$10,152,565	$3,378,231	—	$133,478,105
John Hancock Collateral Trust	273,762	1,970,882	100,178,724	(99,415,242)	2,152	(158)	77,399	—	2,736,358
U.S. Sector Rotation	23,402,632	188,371,895	22,265,152	(11,000,588)	(1,581,732)	9,292,588	1,787,035	$3,115,393	207,347,315
					$(3,809,948)	$19,444,995	$5,242,665	$3,115,393	$343,561,778
2045 Preservation Blend Portfolio
International Strategic Equity Allocation	17,891,866	$167,152,989	$8,302,799	$(24,077,175)	$(2,164,673)	$11,633,931	$3,879,688	—	$160,847,871
John Hancock Collateral Trust	338,687	11,243,708	204,192,904	(212,054,705)	3,682	(274)	110,676	—	3,385,315
U.S. Sector Rotation	27,075,264	221,567,096	22,217,724	(12,843,052)	(1,726,379)	10,671,454	2,122,496	$3,700,212	239,886,843
					$(3,887,370)	$22,305,111	$6,112,860	$3,700,212	$404,120,029
2040 Preservation Blend Portfolio
International Strategic Equity Allocation	18,023,410	$181,142,268	$6,626,367	$(35,554,750)	$(3,625,342)	$13,441,914	$4,151,669	—	$162,030,457
John Hancock Collateral Trust	964,002	9,146,900	236,490,472	(235,998,514)	(4,153)	879	136,224	—	9,635,584
U.S. Sector Rotation	26,038,526	240,887,653	11,029,319	(29,569,458)	(4,186,659)	12,540,483	2,266,295	$3,950,902	230,701,338
					$(7,816,154)	$25,983,276	$6,554,188	$3,950,902	$402,367,379
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2035 Preservation Blend Portfolio
International Strategic Equity Allocation	18,830,803	$188,752,580	$6,766,081	$(36,242,836)	$(3,953,698)	$13,966,793	$4,247,691	—	$169,288,920
John Hancock Collateral Trust	684,527	4,913,805	280,802,390	(278,884,505)	10,778	(348)	175,844	—	6,842,120
U.S. Sector Rotation	24,970,294	249,494,720	8,950,176	(44,867,480)	(6,645,077)	14,304,470	2,323,122	$4,049,970	221,236,809
					$(10,587,997)	$28,270,915	$6,746,657	$4,049,970	$397,367,849
2030 Preservation Blend Portfolio
International Strategic Equity Allocation	14,854,723	$135,228,128	$10,935,550	$(19,852,800)	$(2,203,435)	$9,436,521	$3,025,831	—	$133,543,964
John Hancock Collateral Trust	5,135,108	38,578,387	373,276,444	(360,515,797)	(13,732)	2,153	462,044	—	51,327,455
U.S. Sector Rotation	15,411,935	173,491,206	7,834,576	(49,268,911)	(7,469,935)	11,962,804	1,648,951	$2,874,667	136,549,740
					$(9,687,102)	$21,401,478	$5,136,826	$2,874,667	$321,421,159
2025 Preservation Blend Portfolio
International Strategic Equity Allocation	5,903,680	$51,011,391	$10,572,104	$(11,194,121)	$(1,272,009)	$3,956,721	$1,099,310	—	$53,074,086
John Hancock Collateral Trust	5,762,654	34,489,661	680,140,167	(657,045,625)	18,104	(2,272)	655,103	—	57,600,035
U.S. Sector Rotation	5,294,990	64,942,358	4,951,821	(24,729,935)	(3,545,268)	5,294,635	592,285	$1,032,549	46,913,611
					$(4,799,173)	$9,249,084	$2,346,698	$1,032,549	$157,587,732
Income Preservation Blend Portfolio
International Strategic Equity Allocation	2,288,644	$11,209,298	$12,078,760	$(3,197,512)	$(369,046)	$853,413	$242,370	—	$20,574,913
John Hancock Collateral Trust	2,710,913	35,208,749	489,331,258	(497,425,748)	(21,835)	4,239	482,475	—	27,096,663
U.S. Sector Rotation	897,685	14,318,521	1,761,832	(8,354,376)	(1,292,398)	1,519,911	128,806	$224,551	7,953,490
					$(1,683,279)	$2,377,563	$853,651	$224,551	$55,625,066
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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